Other Long-Term Financial Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of Financial Liabilities Text Block [Abstract]
OTHER LONG-TERM FINANCIAL LIABILITIES

22. OTHER LONG-TERM FINANCIAL LIABILITIES

As at December 31,	2022	2021
Security deposits	$1,106	$976
Satellite performance incentive payments	18,557	22,859
Other long-term financial liabilities	$19,663	$23,835